UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright  Street Omaha, Nebraska             68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 7/31

Date of reporting period:  10/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Generations Multi-Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2012
			Shares	Market Value

COMMON STOCK - 93.42%
AIRLINES - 1.37%
Copa Holdings SA - Cl. A			8,000	$ 742,560

BANKS - 6.76%
State Street Corp.			40,600	1,809,542
US Bancorp			55,500	1,843,155
				3,652,697
BEVERAGES - 3.55%
PepsiCo, Inc.			27,700	1,917,948

CHEMICALS - 2.38%
Ecolab, Inc.			18,500	1,287,600

COMMERCIAL SERVICES - 3.14%
Paychex, Inc.			52,400	1,699,332

COMPUTERS - 2.48%
Accenture PLC - Cl. A			18,200	1,226,862
Hewlett-Packard Co.			8,000	110,800
				1,337,662
COSMETICS/ PERSONAL CARE - 7.13%
Colgate-Palmolive Co.			18,100	1,899,776
Procter & Gamble Co.			28,200	1,952,568
				3,852,344
DISTRIBUTION / WHOLESALE - 0.25%
Fastenal Co.			3,000	134,100

DIVERSIFIED FINANCIAL SERVICES - 2.33%
T. Rowe Price Group, Inc.			19,400	1,259,836

ELECTRONICS - 1.63%
Flextronics International, Ltd. *			152,300	878,771

ENGINEERING & CONSTRUCTION - 4.96%
Fluor Corp.			24,500	1,368,325
Jacobs Engineering Group, Inc. *			34,000	1,312,060
				2,680,385
ENVIRONMENTAL CONTROL - 2.44%
Stericycle, Inc. *			13,900	1,317,164

FOOD - 2.69%
McCormick & Co.			23,600	1,454,232

HEALTHCARE-PRODUCTS - 3.07%
Stryker Corp.			31,500	1,656,900

INSURANCE - 3.43%
Aflac, Inc.			37,200	1,851,816

MEDIA - 3.33%
Walt Disney Co.			36,700	1,800,869

MISCELLANEOUS MANUFACTURING - 2.44%
Danaher Corp.			25,500	1,319,115

OIL & GAS - 8.32%
Exxon Mobil Corp.			21,500	1,960,155
Helmerich & Payne, Inc.			24,600	1,175,880
Noble Corp.			36,100	1,362,414
				4,498,449
OIL & GAS SERVICES - 2.83%
Schlumberger, Ltd.			22,000	1,529,660

PHARMACEUTICALS - 9.50%
Express Scripts, Inc. *			29,200	1,796,968
Johnson & Johnson			26,300	1,862,566
Teva Pharmaceutical Industries, Ltd. - ADR			36,500	1,475,330
				5,134,864
RETAIL - 2.94%
Yum! Brands, Inc.			22,700	1,591,497

SEMICONDUCTORS - 5.94%
Applied Materials, Inc.			143,900	1,525,340
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR			105,900	1,683,810
				3,209,150
SOFTWARE - 8.12%
Autodesk, Inc. *			35,800	1,139,872
Intuit Inc.			29,400	1,746,948
Microsoft Corp.			52,700	1,503,794
				4,390,614
TRANSPORTATION - 2.39%
CSX Corp.			63,000	1,289,610

TOTAL COMMON STOCK (Cost - $40,372,060)				50,487,175

EXCHANGE TRADED FUNDS - 3.10%
EQUITY FUND - 3.10%
iShares Nasdaq Biotechnology Index Fund (Cost - $1,016,231)			12,700	1,673,987

SHORT-TERM INVESTMENTS - 3.51%
MONEY MARKET FUND - 3.51%
Invesco Short-Term Investments Trust Treasury Portfolio,
Institutional Class, 0.00% + (Cost - $1,894,728)			1,894,728	1,894,728

TOTAL INVESTMENTS - 100.03% (Cost - $43,283,019) (a)				$ 54,055,890
OTHER ASSETS AND LIABILITIES - NET+ - (0.03%)				(13,503)
TOTAL NET ASSETS - 100.00%				$ 54,042,387

*Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on October 31, 2012.
ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation				$ 11,207,104
Unrealized depreciation				(434,233)
Net unrealized appreciation				$ 10,772,871

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 50,487,175	$ -	$ -	$ 50,487,175
Exchange-Traded Funds	1,673,987	-	-	1,673,987
Short-Term Investments	1,894,728	-	-	1,894,728
Total	$ 54,055,890	$ -	$ -	$ 54,055,890

There were no transfers between Level 1 or Level 2 during the current period presented. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/24/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/24/12